Stockholders' Equity - Summary of Restricted Common Stock Awards (Details) - Restricted Common Stock Subject to Repurchase or Forfeiture - shares	10 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Stockholders Equity [Line Items]
Beginning balance	0	9,656,049
Issued shares	9,843,286	105,585
Forfeited shares	(187,237)
Vested shares		(4,148,171)
Ending balance	9,656,049	5,613,463